QUARTERLY FINANCIAL DATA (UNAUDITED)	12 Months Ended
Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY FINANCIAL DATA (UNAUDITED)
QUARTERLY FINANCIAL DATA (UNAUDITED)

The following is a summary of the quarterly results of operations for the years ended December 31, 2018 and 2017.

	2018
(dollars in thousands, except per share amounts)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Revenue	$250,843	$237,169	$269,482	$287,579
Provision for losses	76,883	86,347	127,692	130,678
Net revenue	$173,960	$150,822	$141,790	$156,901
Total cost of providing services	$68,114	$73,474	$81,196	$75,219
Gross margin	$105,846	$77,348	$60,594	$81,682
Net income (loss) from continuing operations	24,913	18,718	(42,590)	15,418
Net loss from discontinued operations, net of tax	$(1,621)	$(2,743)	$(4,432)	$(29,716)
Net income (loss)	$23,292	$15,975	$(47,022)	$(14,298)
Basic income (loss) per share:
Continuing operations	$0.55	$0.41	$(0.93)	$0.33
Discontinued operations	(0.04)	(0.06)	(0.10)	(0.64)
Basic income (loss) per share	$0.51	$0.35	$(1.03)	$(0.31)
Diluted income (loss) per share:
Continuing operations	$0.53	$0.39	$(0.93)	$0.32
Discontinued operations	(0.03)	(0.06)	(0.10)	(0.62)
Diluted income (loss) per share	$0.50	$0.33	$(1.03)	$(0.30)
Basic weighted average shares outstanding	45,506	45,650	45,853	46,158
Diluted weighted average shares outstanding	47,416	47,996	45,853	47,773

	2017
(dollars in thousands, except per share amounts)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Revenue	$215,888	$207,359	$244,484	$256,406
Provision for losses	59,422	62,258	95,224	95,662
Net revenue	$156,466	$145,101	$149,260	$160,744
Total cost of providing services	$65,033	$66,020	$72,508	$72,845
Gross margin	$91,433	$79,081	$76,752	$87,899
Net income from continuing operations	$17,959	$17,854	$18,292	$6,504
Net (loss) income from discontinued operations, net of tax	(1,321)	(1,512)	(8,529)	(94)
Net income	$16,638	$16,342	$9,763	$6,410
Basic income (loss) per share:
Continuing operations	$0.47	$0.47	$0.48	$0.16
Discontinued operations	(0.03)	(0.04)	(0.22)	—
Basic income per share	$0.44	$0.43	$0.26	$0.16
Diluted income (loss) per share:
Continuing operations	$0.46	$0.46	$0.47	$0.16
Discontinued operations	(0.03)	(0.04)	(0.22)	—
Diluted income per share	$0.43	$0.42	$0.25	$0.16
Basic weighted average shares outstanding	37,895	37,895	37,908	39,706
Diluted weighted average shares outstanding	38,959	38,987	38,914	40,524

Our operations are subject to seasonal fluctuations. Typically, our cost of revenue, which represents our loan loss provision, is lowest as a percentage of revenue in the first quarter of each year.